Investment Portfolio	as of September 30, 2019 (Unaudited)

DWS Equity 500 Index VIP

	Shares	Value ($)
Common Stocks 99.2%
Communication Services 10.3%
Diversified Telecommunication Services 2.2%
AT&T, Inc.	167,199	6,326,810
CenturyLink, Inc.	22,395	279,490
Verizon Communications, Inc.	94,639	5,712,410
		12,318,710
Entertainment 1.8%
Activision Blizzard, Inc.	17,479	924,989
Electronic Arts, Inc.*	6,771	662,339
Netflix, Inc.*	10,017	2,680,750
Take-Two Interactive Software, Inc.*	2,624	328,892
Viacom, Inc. "B"	7,959	191,255
Walt Disney Co.	41,204	5,369,705
		10,157,930
Interactive Media & Services 4.8%
Alphabet, Inc. "A"*	6,854	8,369,693
Alphabet, Inc. "C"*	6,914	8,428,166
Facebook, Inc. "A"*	55,047	9,802,770
TripAdvisor, Inc.*	2,420	93,606
Twitter, Inc.*	17,690	728,828
		27,423,063
Media 1.4%
CBS Corp. "B"	7,469	301,523
Charter Communications, Inc. "A"*	3,697	1,523,608
Comcast Corp. "A"	103,736	4,676,419
Discovery, Inc. "C"*	8,128	200,111
Discovery, Inc. "A"* (a)	3,732	99,383
DISH Network Corp. "A"*	5,496	187,249
Fox Corp. "A"	8,025	253,068
Fox Corp. "B"	3,848	121,366
Interpublic Group of Companies, Inc.	9,095	196,088
News Corp. "A"	8,780	122,218
News Corp. "B"	3,121	44,615
Omnicom Group, Inc.	5,017	392,831
		8,118,479
Wireless Telecommunication Services 0.1%
T-Mobile U.S., Inc.*	7,225	569,113
Consumer Discretionary 10.0%
Auto Components 0.1%
Aptiv PLC	5,872	513,331
BorgWarner, Inc.	4,743	173,973
		687,304
Automobiles 0.3%
Ford Motor Co.	89,329	818,253
General Motors Co.	28,712	1,076,126
Harley-Davidson, Inc.	3,699	133,053
		2,027,432
Distributors 0.1%
Genuine Parts Co.	3,295	328,149
LKQ Corp.*	7,004	220,276
		548,425
Diversified Consumer Services 0.0%
H&R Block, Inc.	4,591	108,439
Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	9,054	395,750
Chipotle Mexican Grill, Inc.*	585	491,675
Darden Restaurants, Inc.	2,766	326,997
Hilton Worldwide Holdings, Inc.	6,527	607,729
Marriott International, Inc. "A"	6,222	773,830
McDonald's Corp.	17,361	3,727,580
MGM Resorts International	11,762	326,043
Norwegian Cruise Line Holdings Ltd.*	4,838	250,463
Royal Caribbean Cruises Ltd.	3,886	420,970
Starbucks Corp.	27,428	2,425,184
Wynn Resorts Ltd.	2,252	244,838
Yum! Brands, Inc.	6,986	792,422
		10,783,481
Household Durables 0.4%
D.R. Horton, Inc.	7,711	406,447
Garmin Ltd.	3,322	281,340
Leggett & Platt, Inc.	3,043	124,580
Lennar Corp. "A"	6,461	360,847
Mohawk Industries, Inc.*	1,404	174,194
Newell Brands, Inc.	8,544	159,944
NVR, Inc.*	78	289,953
PulteGroup, Inc.	5,899	215,608
Whirlpool Corp.	1,418	224,555
		2,237,468
Internet & Direct Marketing Retail 3.4%
Amazon.com, Inc.*	9,507	16,503,296
Booking Holdings, Inc.*	973	1,909,620
eBay, Inc.	18,029	702,770
Expedia Group, Inc.	3,227	433,741
		19,549,427
Leisure Products 0.1%
Hasbro, Inc.	2,687	318,920
Multiline Retail 0.6%
Dollar General Corp.	5,890	936,157
Dollar Tree, Inc.*	5,405	617,035
Kohl's Corp.	3,740	185,728
Macy's, Inc.	6,782	105,392
Nordstrom, Inc.	2,533	85,286
Target Corp.	11,686	1,249,350
		3,178,948
Specialty Retail 2.4%
Advance Auto Parts, Inc.	1,671	276,383
AutoZone, Inc.*	559	606,303
Best Buy Co., Inc.	5,372	370,614
CarMax, Inc.*	3,757	330,616
Home Depot, Inc.	25,082	5,819,526
L Brands, Inc.	5,340	104,611
Lowe's Companies, Inc.	17,644	1,940,134
O'Reilly Automotive, Inc.*	1,746	695,798
Ross Stores, Inc.	8,371	919,554
The Gap, Inc.	5,113	88,762
Tiffany & Co.	2,468	228,611
TJX Companies, Inc.	27,624	1,539,762
Tractor Supply Co.	2,792	252,509
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,342	336,372
		13,509,555
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.*	3,303	109,527
Hanesbrands, Inc.	7,905	121,105
NIKE, Inc. "B"	28,680	2,693,626
PVH Corp.	1,661	146,550
Ralph Lauren Corp.	1,225	116,951
Tapestry, Inc.	6,478	168,752
Under Armour, Inc. "A"*	4,226	84,266
Under Armour, Inc. "C"*	4,609	83,561
VF Corp.	7,450	662,976
		4,187,314
Consumer Staples 7.5%
Beverages 1.9%
Brown-Forman Corp. "B"	4,172	261,918
Coca-Cola Co.	88,073	4,794,694
Constellation Brands, Inc. "A"	3,819	791,602
Molson Coors Brewing Co. "B"	4,206	241,845
Monster Beverage Corp.*	8,940	519,056
PepsiCo, Inc.	31,985	4,385,144
		10,994,259
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	10,071	2,901,556
Kroger Co.	18,196	469,093
Sysco Corp.	11,735	931,759
Walgreens Boots Alliance, Inc.	17,347	959,463
Walmart, Inc.	32,530	3,860,660
		9,122,531
Food Products 1.2%
Archer-Daniels-Midland Co.	12,822	526,600
Campbell Soup Co. (a)	3,858	181,017
Conagra Brands, Inc.	11,055	339,167
General Mills, Inc.	13,894	765,837
Hormel Foods Corp.	6,402	279,960
Kellogg Co.	5,709	367,374
Kraft Heinz Co.	14,198	396,621
Lamb Weston Holdings, Inc.	3,338	242,739
McCormick & Co., Inc.	2,846	444,830
Mondelez International, Inc. "A"	32,893	1,819,641
The Hershey Co.	3,413	528,981
The JM Smucker Co.	2,579	283,742
Tyson Foods, Inc. "A"	6,710	577,999
		6,754,508
Household Products 1.8%
Church & Dwight Co., Inc.	5,686	427,814
Clorox Co.	2,904	441,030
Colgate-Palmolive Co.	19,568	1,438,444
Kimberly-Clark Corp.	7,837	1,113,246
Procter & Gamble Co.	57,281	7,124,611
		10,545,145
Personal Products 0.2%
Coty, Inc. "A"	7,099	74,611
Estee Lauder Companies, Inc. "A"	5,059	1,006,488
		1,081,099
Tobacco 0.8%
Altria Group, Inc.	42,682	1,745,694
Philip Morris International, Inc.	35,643	2,706,373
		4,452,067
Energy 4.5%
Energy Equipment & Services 0.4%
Baker Hughes a GE Co.	14,853	344,590
Halliburton Co.	19,888	374,889
Helmerich & Payne, Inc.	2,545	101,978
National Oilwell Varco, Inc.	9,031	191,457
Schlumberger Ltd.	31,535	1,077,551
TechnipFMC PLC	9,710	234,399
		2,324,864
Oil, Gas & Consumable Fuels 4.1%
Apache Corp.	8,736	223,642
Cabot Oil & Gas Corp.	9,388	164,947
Chevron Corp.	43,442	5,152,221
Cimarex Energy Co.	2,387	114,433
Concho Resources, Inc.	4,524	307,180
ConocoPhillips	25,411	1,447,919
Devon Energy Corp.	9,383	225,755
Diamondback Energy, Inc.	3,736	335,904
EOG Resources., Inc.	13,245	983,044
Exxon Mobil Corp.	96,819	6,836,390
Hess Corp.	5,984	361,912
HollyFrontier Corp.	3,443	184,682
Kinder Morgan, Inc.	44,421	915,517
Marathon Oil Corp.	18,464	226,553
Marathon Petroleum Corp.	15,124	918,783
Noble Energy, Inc.	10,955	246,049
Occidental Petroleum Corp.	20,436	908,789
ONEOK, Inc.	9,390	691,949
Phillips 66	10,268	1,051,443
Pioneer Natural Resources Co.	3,818	480,190
Valero Energy Corp.	9,522	811,655
Williams Companies, Inc.	27,647	665,187
		23,254,144
Financials 12.8%
Banks 5.4%
Bank of America Corp.	191,685	5,591,452
BB&T Corp.	17,507	934,349
Citigroup, Inc.	51,680	3,570,054
Citizens Financial Group, Inc.	10,134	358,440
Comerica, Inc.	3,368	222,254
Fifth Third Bancorp.	16,859	461,600
First Republic Bank	3,869	374,132
Huntington Bancshares, Inc.	23,785	339,412
JPMorgan Chase & Co.	73,165	8,610,789
KeyCorp	23,008	410,463
M&T Bank Corp.	3,027	478,175
People's United Financial, Inc.	9,287	145,202
PNC Financial Services Group, Inc.	10,192	1,428,511
Regions Financial Corp.	23,026	364,271
SunTrust Banks, Inc.	10,143	697,838
SVB Financial Group*	1,179	246,352
U.S. Bancorp.	32,835	1,817,089
Wells Fargo & Co.	91,735	4,627,113
Zions Bancorp. NA	4,165	185,426
		30,862,922
Capital Markets 2.7%
Affiliated Managers Group, Inc.	1,150	95,853
Ameriprise Financial, Inc.	3,025	444,977
Bank of New York Mellon Corp.	19,621	887,065
BlackRock, Inc.	2,687	1,197,435
Cboe Global Markets, Inc.	2,572	295,549
Charles Schwab Corp.	26,616	1,113,347
CME Group, Inc.	8,220	1,737,215
E*TRADE Financial Corp.	5,362	234,266
Franklin Resources., Inc.	6,369	183,809
Intercontinental Exchange, Inc.	12,869	1,187,423
Invesco Ltd.	8,628	146,158
MarketAxess Holdings, Inc.	877	287,217
Moody's Corp.	3,714	760,739
Morgan Stanley	28,724	1,225,653
MSCI, Inc.	1,931	420,475
Nasdaq, Inc.	2,589	257,217
Northern Trust Corp.	4,931	460,161
Raymond James Financial, Inc.	2,825	232,950
S&P Global, Inc.	5,615	1,375,563
State Street Corp.	8,621	510,277
T. Rowe Price Group, Inc.	5,404	617,407
The Goldman Sachs Group., Inc.	7,402	1,533,916
		15,204,672
Consumer Finance 0.7%
American Express Co.	15,526	1,836,415
Capital One Financial Corp.	10,732	976,397
Discover Financial Services	7,266	589,200
Synchrony Financial	13,993	477,022
		3,879,034
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc. "B"*	44,872	9,334,273
Insurance 2.4%
Aflac, Inc.	17,000	889,440
Allstate Corp.	7,497	814,774
American International Group, Inc.	19,835	1,104,810
Aon PLC	5,420	1,049,149
Arthur J. Gallagher & Co.	4,196	375,836
Assurant, Inc.	1,360	171,115
Chubb Ltd.	10,441	1,685,595
Cincinnati Financial Corp.	3,458	403,445
Everest Re Group Ltd.	917	244,005
Globe Life, Inc.*	2,350	225,036
Hartford Financial Services Group, Inc.	8,266	501,002
Lincoln National Corp.	4,500	271,440
Loews Corp.	5,959	306,769
Marsh & McLennan Companies, Inc.	11,543	1,154,877
MetLife, Inc.	18,277	861,943
Principal Financial Group, Inc.	5,909	337,640
Progressive Corp.	13,317	1,028,738
Prudential Financial, Inc.	9,267	833,567
The Travelers Companies, Inc.	5,974	888,274
Unum Group	4,820	143,250
Willis Towers Watson PLC	2,947	568,683
		13,859,388
Health Care 13.5%
Biotechnology 2.1%
AbbVie, Inc.	33,875	2,565,015
Alexion Pharmaceuticals, Inc.*	5,116	501,061
Amgen, Inc.	13,717	2,654,377
Biogen., Inc.*	4,217	981,802
Celgene Corp.*	16,214	1,610,050
Gilead Sciences, Inc.	29,000	1,838,020
Incyte Corp.*	4,056	301,077
Regeneron Pharmaceuticals, Inc.*	1,835	509,029
Vertex Pharmaceuticals, Inc.*	5,908	1,000,933
		11,961,364
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	40,436	3,383,280
ABIOMED, Inc.*	1,018	181,092
Align Technology, Inc.*	1,646	297,794
Baxter International, Inc.	11,677	1,021,387
Becton, Dickinson & Co.	6,201	1,568,605
Boston Scientific Corp.*	32,017	1,302,772
Danaher Corp.	14,607	2,109,689
DENTSPLY SIRONA, Inc.	5,127	273,320
Edwards Lifesciences Corp.*	4,758	1,046,332
Hologic, Inc.*	6,049	305,414
IDEXX Laboratories, Inc.*	1,966	534,614
Intuitive Surgical, Inc.*	2,635	1,422,716
Medtronic PLC	30,699	3,334,525
ResMed, Inc.	3,279	443,026
Stryker Corp.	7,343	1,588,291
Teleflex, Inc.	1,045	355,039
The Cooper Companies, Inc.	1,128	335,016
Varian Medical Systems, Inc.*	2,132	253,900
Zimmer Biomet Holdings, Inc.	4,732	649,562
		20,406,374
Health Care Providers & Services 2.4%
AmerisourceBergen Corp.	3,438	283,050
Anthem, Inc.	5,867	1,408,667
Cardinal Health, Inc.	6,778	319,854
Centene Corp.*	9,370	405,346
Cigna Corp.	8,658	1,314,198
CVS Health Corp.	29,816	1,880,495
DaVita, Inc.*	2,202	125,668
HCA Healthcare, Inc.	6,093	733,719
Henry Schein, Inc.*	3,480	220,980
Humana, Inc.	3,082	787,975
Laboratory Corp. of America Holdings*	2,217	372,456
McKesson Corp.	4,223	577,115
Quest Diagnostics, Inc.	3,135	335,539
UnitedHealth Group, Inc.	21,675	4,710,411
Universal Health Services, Inc. "B"	1,885	280,394
WellCare Health Plans, Inc.*	1,141	295,713
		14,051,580
Health Care Technology 0.1%
Cerner Corp.	7,220	492,187
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	7,008	537,023
Illumina, Inc.*	3,354	1,020,354
IQVIA Holdings, Inc.*	4,170	622,915
Mettler-Toledo International, Inc.*	566	398,691
PerkinElmer, Inc.	2,601	221,527
Thermo Fisher Scientific, Inc.	9,164	2,669,198
Waters Corp.*	1,527	340,872
		5,810,580
Pharmaceuticals 4.3%
Allergan PLC	7,504	1,262,848
Bristol-Myers Squibb Co.	37,326	1,892,802
Eli Lilly & Co.	19,439	2,173,863
Johnson & Johnson	60,388	7,812,999
Merck & Co., Inc.	58,582	4,931,433
Mylan NV*	11,619	229,824
Nektar Therapeutics* (a)	3,963	72,186
Perrigo Co. PLC	3,108	173,706
Pfizer, Inc.	126,633	4,549,924
Zoetis, Inc.	10,926	1,361,270
		24,460,855
Industrials 9.3%
Aerospace & Defense 2.7%
Arconic, Inc.	8,747	227,422
Boeing Co.	12,231	4,653,529
General Dynamics Corp.	5,358	979,067
Huntington Ingalls Industries, Inc.	926	196,117
L3Harris Technologies, Inc.	5,111	1,066,359
Lockheed Martin Corp.	5,690	2,219,441
Northrop Grumman Corp.	3,602	1,349,994
Raytheon Co.	6,356	1,246,984
Textron, Inc.	5,357	262,279
TransDigm Group, Inc.	1,138	592,522
United Technologies Corp.	18,584	2,537,088
		15,330,802
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	3,134	265,701
Expeditors International of Washington, Inc.	3,953	293,668
FedEx Corp.	5,467	795,831
United Parcel Service, Inc. "B"	15,996	1,916,641
		3,271,841
Airlines 0.4%
Alaska Air Group, Inc.	2,749	178,437
American Airlines Group, Inc.	9,168	247,261
Delta Air Lines, Inc.	13,241	762,682
Southwest Airlines Co.	11,106	599,835
United Airlines Holdings, Inc.*	5,053	446,736
		2,234,951
Building Products 0.3%
A.O. Smith Corp.	3,061	146,040
Allegion PLC	2,155	223,366
Fortune Brands Home & Security, Inc.	3,234	176,900
Johnson Controls International PLC	18,112	794,936
Masco Corp.	6,672	278,089
		1,619,331
Commercial Services & Supplies 0.4%
Cintas Corp.	1,885	505,369
Copart, Inc.*	4,658	374,177
Republic Services, Inc.	4,908	424,787
Rollins, Inc.	3,089	105,242
Waste Management, Inc.	8,901	1,023,615
		2,433,190
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	3,094	283,101
Quanta Services, Inc.	3,265	123,417
		406,518
Electrical Equipment 0.5%
AMETEK, Inc.	5,260	482,973
Eaton Corp. PLC	9,640	801,566
Emerson Electric Co.	14,002	936,174
Rockwell Automation, Inc.	2,696	444,301
		2,665,014
Industrial Conglomerates 1.3%
3M Co.	13,145	2,161,038
General Electric Co.	200,088	1,788,787
Honeywell International, Inc.	16,480	2,788,416
Roper Technologies, Inc.	2,366	843,715
		7,581,956
Machinery 1.6%
Caterpillar, Inc.	12,882	1,627,125
Cummins, Inc.	3,621	589,028
Deere & Co.	7,229	1,219,388
Dover Corp.	3,279	326,457
Flowserve Corp.	2,969	138,682
Fortive Corp.	6,850	469,636
IDEX Corp.	1,725	282,693
Illinois Tool Works, Inc.	6,747	1,055,838
Ingersoll-Rand PLC	5,497	677,285
PACCAR, Inc.	7,901	553,149
Parker-Hannifin Corp.	2,918	527,020
Pentair PLC	3,721	140,654
Snap-on, Inc.	1,267	198,336
Stanley Black & Decker, Inc.	3,455	498,937
Wabtec Corp.	4,139	297,429
Xylem, Inc.	4,096	326,123
		8,927,780
Professional Services 0.3%
Equifax, Inc.	2,790	392,469
IHS Markit Ltd.*	9,203	615,497
Nielsen Holdings PLC	7,923	168,364
Robert Half International, Inc.	2,755	153,343
Verisk Analytics, Inc.	3,725	589,071
		1,918,744
Road & Rail 0.9%
CSX Corp.	18,248	1,264,039
J.B. Hunt Transport Services, Inc.	1,986	219,751
Kansas City Southern	2,284	303,795
Norfolk Southern Corp.	6,003	1,078,499
Union Pacific Corp.	16,140	2,614,357
		5,480,441
Trading Companies & Distributors 0.2%
Fastenal Co.	13,284	433,988
United Rentals, Inc.*	1,799	224,228
W.W. Grainger, Inc.	1,015	301,607
		959,823
Information Technology 21.8%
Communications Equipment 1.1%
Arista Networks, Inc.*	1,245	297,455
Cisco Systems, Inc.	97,118	4,798,600
F5 Networks, Inc.*	1,392	195,465
Juniper Networks, Inc.	7,866	194,684
Motorola Solutions, Inc.	3,761	640,912
		6,127,116
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. "A"	6,801	656,297
CDW Corp.	3,302	406,938
Corning, Inc.	17,838	508,740
FLIR Systems, Inc.	3,199	168,235
IPG Photonics Corp.*	812	110,107
Keysight Technologies, Inc.*	4,342	422,260
TE Connectivity Ltd.	7,676	715,250
		2,987,827
IT Services 5.5%
Accenture PLC "A"	14,606	2,809,464
Akamai Technologies, Inc.*	3,817	348,798
Alliance Data Systems Corp.	903	115,701
Automatic Data Processing, Inc.	9,930	1,602,901
Broadridge Financial Solutions, Inc.	2,619	325,882
Cognizant Technology Solutions Corp. "A"	12,624	760,785
DXC Technology Co.	6,112	180,304
Fidelity National Information Services, Inc.	14,075	1,868,597
Fiserv, Inc.*	13,114	1,358,479
FleetCor Technologies, Inc.*	1,969	564,670
Gartner, Inc.*	2,076	296,847
Global Payments, Inc.	6,860	1,090,740
International Business Machines Corp.	20,305	2,952,753
Jack Henry & Associates, Inc.	1,768	258,075
Leidos Holdings, Inc.	3,088	265,197
Mastercard, Inc. "A"	20,421	5,545,731
Paychex, Inc.	7,298	604,056
PayPal Holdings, Inc.*	26,916	2,788,228
VeriSign, Inc.*	2,385	449,883
Visa, Inc. "A"	39,505	6,795,255
Western Union Co.	9,618	222,849
		31,205,195
Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc.*	24,828	719,764
Analog Devices, Inc.	8,428	941,660
Applied Materials, Inc.	21,101	1,052,940
Broadcom, Inc.	9,104	2,513,341
Intel Corp.	101,331	5,221,586
KLA-Tencor Corp.	3,610	575,615
Lam Research Corp.	3,300	762,663
Maxim Integrated Products, Inc.	6,204	359,274
Microchip Technology, Inc.	5,499	510,912
Micron Technology, Inc.*	25,245	1,081,748
NVIDIA Corp.	13,951	2,428,451
Qorvo, Inc.*	2,621	194,321
QUALCOMM., Inc.	27,868	2,125,771
Skyworks Solutions, Inc.	3,976	315,098
Texas Instruments, Inc.	21,387	2,764,056
Xilinx, Inc.	5,789	555,165
		22,122,365
Software 6.6%
Adobe, Inc.*	11,091	3,063,889
ANSYS, Inc.*	1,918	424,568
Autodesk, Inc.*	5,014	740,568
Cadence Design Systems, Inc.*	6,419	424,167
Citrix Systems, Inc.	2,819	272,090
Fortinet, Inc.*	3,181	244,174
Intuit, Inc.	5,958	1,584,470
Microsoft Corp.	174,672	24,284,648
Oracle Corp.	50,390	2,772,962
salesforce.com, Inc.*	20,073	2,979,636
Symantec Corp.	13,017	307,592
Synopsys, Inc.*	3,427	470,356
		37,569,120
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	97,188	21,767,196
Hewlett Packard Enterprise Co.	30,272	459,226
HP, Inc.	33,769	638,910
NetApp, Inc.	5,416	284,394
Seagate Technology PLC	5,390	289,928
Western Digital Corp.	6,842	408,057
Xerox Holding Corp.	4,443	132,890
		23,980,601
Materials 2.7%
Chemicals 1.9%
Air Products & Chemicals, Inc.	5,024	1,114,625
Albemarle Corp.	2,352	163,511
Celanese Corp.	2,829	345,958
CF Industries Holdings, Inc.	5,001	246,049
Corteva, Inc.	17,303	484,484
Dow, Inc.	17,095	814,577
DuPont de Nemours, Inc.	17,091	1,218,759
Eastman Chemical Co.	3,172	234,189
Ecolab, Inc.	5,727	1,134,175
FMC Corp.	2,951	258,744
International Flavors & Fragrances, Inc.	2,441	299,486
Linde PLC	12,381	2,398,447
LyondellBasell Industries NV "A"	5,900	527,873
PPG Industries, Inc.	5,397	639,598
The Mosaic Co.	7,979	163,570
The Sherwin-Williams Co.	1,879	1,033,206
		11,077,251
Construction Materials 0.2%
Martin Marietta Materials, Inc.	1,427	391,141
Vulcan Materials Co.	3,053	461,736
		852,877
Containers & Packaging 0.4%
Amcor PLC	37,554	366,151
Avery Dennison Corp.	1,963	222,938
Ball Corp.	7,649	556,924
International Paper Co.	8,978	375,460
Packaging Corp. of America	2,157	228,858
Sealed Air Corp.	3,430	142,379
WestRock Co.	6,027	219,684
		2,112,394
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	33,415	319,782
Newmont Goldcorp Corp.	18,688	708,649
Nucor Corp.	6,950	353,824
		1,382,255
Real Estate 3.2%
Equity Real Estate Investment Trusts (REITs) 3.1%
Alexandria Real Estate Equities, Inc.	2,630	405,125
American Tower Corp.	10,134	2,240,931
Apartment Investment & Management Co. "A"	3,510	183,011
AvalonBay Communities, Inc.	3,188	686,472
Boston Properties, Inc.	3,298	427,619
Crown Castle International Corp.	9,483	1,318,232
Digital Realty Trust, Inc.	4,755	617,247
Duke Realty Corp.	8,144	276,652
Equinix, Inc.	1,942	1,120,146
Equity Residential	7,989	689,131
Essex Property Trust, Inc.	1,523	497,488
Extra Space Storage, Inc.	2,924	341,582
Federal Realty Investment Trust	1,600	217,824
HCP, Inc.	11,314	403,118
Host Hotels & Resorts, Inc.	16,602	287,049
Iron Mountain, Inc.	6,655	215,555
Kimco Realty Corp.	9,433	196,961
Mid-America Apartment Communities, Inc.	2,595	337,376
Prologis, Inc.	14,388	1,226,145
Public Storage	3,425	840,050
Realty Income Corp.	7,304	560,071
Regency Centers Corp.	3,780	262,672
SBA Communications Corp.	2,585	623,373
Simon Property Group, Inc.	7,054	1,097,955
SL Green Realty Corp.	1,850	151,237
The Macerich Co.	2,568	81,123
UDR, Inc.	6,768	328,113
Ventas, Inc.	8,576	626,305
Vornado Realty Trust	3,645	232,077
Welltower, Inc.	9,247	838,241
Weyerhaeuser Co.	17,005	471,038
		17,799,919
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	7,704	408,389
Utilities 3.6%
Electric Utilities 2.2%
Alliant Energy Corp.	5,529	298,179
American Electric Power Co., Inc.	11,266	1,055,511
Duke Energy Corp.	16,737	1,604,409
Edison International	8,230	620,707
Entergy Corp.	4,555	534,575
Evergy, Inc.	5,419	360,689
Eversource Energy	7,465	638,034
Exelon Corp.	22,175	1,071,274
FirstEnergy Corp.	12,353	595,785
NextEra Energy, Inc.	11,184	2,605,760
Pinnacle West Capital Corp.	2,525	245,102
PPL Corp.	16,713	526,292
Southern Co.	23,934	1,478,403
Xcel Energy, Inc.	12,005	779,004
		12,413,724
Gas Utilities 0.1%
Atmos Energy Corp.	2,661	303,061
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	14,960	244,447
NRG Energy, Inc.	5,770	228,492
		472,939
Multi-Utilities 1.1%
Ameren Corp.	5,601	448,360
CenterPoint Energy, Inc.	11,427	344,867
CMS Energy Corp.	6,553	419,064
Consolidated Edison, Inc.	7,638	721,562
Dominion Energy, Inc	18,823	1,525,416
DTE Energy Co.	4,151	551,917
NiSource, Inc.	8,560	256,115
Public Service Enterprise Group, Inc.	11,507	714,355
Sempra Energy	6,253	923,005
WEC Energy Group, Inc.	7,186	683,389
		6,588,050
Water Utilities 0.1%
American Water Works Co., Inc.	4,127	512,697
Total Common Stocks (Cost $268,413,902)		565,322,025
	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 1.97% **, 1/9/2020 (b) (Cost $656,388)	660,000	656,697
	Shares	Value ($)
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (c) (d) (Cost $205,551)	205,551	205,551
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 1.96% (c) (Cost $4,090,676)	4,090,676	4,090,676
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $273,366,517)	100.0	570,274,949
Other Assets and Liabilities, Net	0.0	(147,496)
Net Assets	100.0	570,127,453

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2019	Value ($) at 9/30/2019
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (c) (d)
564,200	—	358,649	(e) —	—	1,274	—	205,551	205,551
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 1.96% (c)
3,904,662	46,605,715	46,419,701	—	—	118,507	—	4,090,676	4,090,676
4,468,862	46,605,715	46,778,350	—	—	119,781	—	4,296,227	4,296,227

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2019 amounted to $200,823, which is 0.0% of net assets.
(b)	At September 30, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2019.
S&P: Standard & Poor's
At September 30, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
S&P 500 E-Mini Index	USD	12/20/2019	35	5,262,964	5,212,375	(50,589)

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$565,322,025	$—	$—	$565,322,025
Government & Agency Obligations	—	656,697	—	656,697
Short-Term Investments (f)	4,296,227	—	—	4,296,227
Total	$569,618,252	$656,697	$—	$570,274,949
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(50,589)	$—	$—	$(50,589)
Total	$(50,589)	$—	$—	$(50,589)

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (50,589)